Leases	12 Months Ended
Dec. 31, 2020
Presentation of leases for lessee [abstract]
Leases
35. Leases
The Group’s lease portfolio consists of approximately 740 property leases, mainly offices and test centres, together with a number of vehicle and equipment leases. The Group adopted IFRS 16 ‘Leases’ at 1 January 2019 and applied the modified retrospective approach. The Group has elected not to recognise right-of-use assets and lease liabilities for short-term leases that have a lease term of 12 months or less and leases of low value assets. The Group recognises the lease payments associated with these leases as an expense on a straight-line basis over the lease term.
As a lessee:
The amounts recognised in the income statement are as follows:

All figures in £ millions	Note	2020	2019
Interest on lease liabilities		(41)	(45)
Expenses relating to short-term leases		(1)	(2)
Depreciation of right-of-use assets	10	(68)	(64)

Lease liabilities are included within financial liabilities – borrowings in the balance sheet, see note 18. The maturities of the Group’s lease liabilities are as follows:

All figures in £ millions	2020	2019
Less than one year	100	123
One to five years	333	420
More than five years	441	622

Total undiscounted lease liabilities	874	1,165

Lease liabilities included in the balance sheet	683	838

Analysed as:
Current	73	89
Non-current	610	749
In addition to the above, there are current lease liabilities of £3m (2019: £nil) and non-current lease liabilities of £66m classified as held for sale (see note 32).

All figures in £ millions	2020	2019
Total cash outflow for leases as a lessee	133	136
At the balance sheet date commitments for capital leases contracted for but not yet incurred were £3m. Extension and termination options and variable lease payments are not significant within the lease portfolio. Short-term leases to which the Group is committed at the balance sheet date are similar to the portfolio of short-term leases to which the short-term lease expense is disclosed above.

As a lessor:
In the event that the Group has excess capacity in its leased offices and warehouses, the Group sub-leases some of its properties under operating and finance leases.
The amounts recognised in the income statement are as follows:

All figures in £ millions	2020	2019
Interest on finance lease receivable	9	11
Income from sub-leasing right-of-use assets (within other income)	7	17
The amounts recognised in the cash flow statement are as follows:

All figures in £ millions	2020	2019
Total cash inflow for leases as a lessor	50	37

The following table sets out the maturity analysis of lease payments receivable for sub-leases classified as operating leases, showing the undiscounted lease payments to be received after the reporting date, and sub-leases classified as finance leases showing the undiscounted lease payments to be received after the reporting date and the net investment in the finance lease receivable. During the year the investment in finance lease receivable decreased by £66m (2019: decreased £19m) due to payments received and the disposal of a lease.

All figures in £ millions	Operating leases	Finance leases	2020 Total	2019 Total
Less than one year	1	23	24	46
One to two years	—	24	24	44
Two to three years	—	18	18	37
Three to four years	—	18	18	33
Four to five years	—	18	18	34
More than five years	3	53	56	87

Total undiscounted lease payments receivable	4	154	158	281
Unearned finance income		(24)

Net investment in finance lease receivable		130